The Company and key events - The company (Details) € in Thousands	6 Months Ended
	Jun. 30, 2024 EUR (€) employee subsidiary	Jun. 30, 2023 EUR (€) employee	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Company Information [Abstract]
Net loss for the period	€ (24,764)	€ 1,718
Total shareholders’ equity	€ 28,796	€ 57,863	€ 51,901	€ 54,151
Number of subsidiaries | subsidiary	1
Number of employees | employee	168	191